Other interim disclosures (Details) - Accumulated depreciation, amortisation and impairment - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement [line items]
Property, plant and equipment impairment charges	$ (4)	$ (9)	$ (6)	$ (10)
Property, plant and equipment depreciation charge	(241)	(219)	(456)	(437)
Right-of-use assets depreciation charge	(68)	(61)	(133)	(124)
Intangible assets impairment charges	(92)	(37)	(94)	(194)
Intangible assets amortization charge	$ (851)	$ (836)	(1,721)	(1,711)
Impairment loss recognised in profit or loss, right of use assets			0	0
Property, plant and equipment impairment reversal			0	0
Reversal impairment loss recognised in profit or loss, right of use assets			0	0
Reversal of impairment loss recognised in profit or loss, intangible assets other than goodwill			$ 0	$ 0